UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
APRIL 30, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 81.3%
	Shares	Value
CONSUMER DISCRETIONARY — 10.3%
Bed Bath & Beyond *(A)	2,500	$176,150
Gap (B)	4,000	158,560
Hanesbrands (A)	8,000	248,640
Honda Motor ADR	2,000	67,060
Movado Group (A)	3,000	87,840
Murphy USA *	250	16,333
Photo-Me International	5,000	10,668
Sirius XM Canada Holdings, Cl A	2,400	11,736
Tata Motors ADR	1,000	41,190
Temple Hotels ‡	5,000	9,200
TJX	1,500	96,810
Viacom, Cl B (A)	2,000	138,900

		1,063,087

CONSUMER STAPLES — 8.8%
Archer-Daniels-Midland (B)	2,000	97,760
Colgate-Palmolive (B)	600	40,368
Diageo ADR (B)	500	55,510
JM Smucker (B)	1,600	185,472
Kimberly-Clark (B)	2,000	219,380
Kraft Foods Group (B)	766	64,919
Mondelez International, Cl A (B)	2,000	76,740
PepsiCo (B)	1,000	95,120
Unilever ADR	1,000	43,820
Village Farms International *	40,000	32,822

		911,911

ENERGY — 15.5%
Antero Resources *	400	17,724
Birchcliff Energy *	12,000	86,730
Cabot Oil & Gas	1,000	33,820
Canacol Energy *	2,000	6,515
Canadian Natural Resources	3,000	99,750
Cardinal Energy	400	5,311
Carrizo Oil & Gas *	1,000	55,730
Cenovus Energy (B)	3,500	65,870
Chevron	500	55,530
Clayton Williams Energy *	400	22,268
ConocoPhillips (B)	1,300	88,296
Consol Energy	3,000	97,440
DeeThree Exploration *	10,000	61,003
Gibson Energy	2,000	46,117
Hess	1,000	76,900
Karoon Gas Australia *	25,000	54,406
Laredo Petroleum *	2,000	31,600
Marathon Oil (B)	3,000	93,300
National Oilwell Varco	400	21,764
Northern Oil and Gas *	2,800	24,752
Painted Pony Petroleum, Cl A *	3,000	18,574
Parkland Fuel	4,000	87,327

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — continued
Penn West Petroleum	4,000	$9,880
Phillips 66 (A) (B)	600	47,586
PrairieSky Royalty	500	13,730
Range Resources	200	12,712
Secure Energy Services	1,600	22,624
Seven Generations Energy *	800	13,593
Suncor Energy (B)	6,000	195,600
Surge Energy	3,000	10,916
Whiting Petroleum *(A) (B)	2,800	106,148
Xtreme Drilling & Coil Services *	8,000	13,858

		1,597,374

FINANCIALS — 8.3%
Alaris Royalty	2,000	57,604
Bank of New York Mellon (B)	1,000	42,340
Bankers Petroleum *	5,000	14,878
Berkshire Hathaway, Cl B *(B)	500	70,605
CBOE Holdings (B)	3,000	168,810
Element Financial *	1,000	14,339
First Pacific ADR	3,000	14,790
JPMorgan Chase (B)	1,000	63,260
Plaza Retail ‡	4,000	14,621
Sprott	25,000	54,911
Wells Fargo (B)	2,000	110,200
Weyerhaeuser ‡(B)	6,000	189,060
WPT Industrial ‡	4,000	46,000

		861,418

HEALTH CARE — 13.1%
Abbott Laboratories (B)	2,000	92,840
Adocia *	1,000	67,899
Alcobra *	2,000	11,760
ANI Pharmaceuticals *	400	24,392
BioDelivery Sciences International *	5,000	40,300
Boston Scientific *(A) (B)	10,000	178,200
Express Scripts Holding *	500	43,200
Foamix Pharmaceuticals *	5,000	49,600
GlaxoSmithKline ADR (B)	2,000	92,300
Halyard Health *(B)	250	12,120
Medtronic (B)	1,500	111,675
Merck (B)	3,000	178,680
Novartis ADR	2,000	203,600
Pharming Group *	10,000	3,784
Sanofi ADR (B)	4,000	202,200
Transition Therapeutics *	1,000	6,820
Trinity Biotech ADR	1,500	25,155
Zosano Pharma *	1,000	9,270

		1,353,795

INDUSTRIALS — 7.1%
Ag Growth International	2,000	86,681
Bri-Chemical *	10,000	4,144

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Delta Air Lines (B)	2,500	$111,600
Enterprise Group *	60,000	13,878
Hertz Global Holdings *	4,000	83,360
Ingersoll-Rand (A) (B)	1,000	65,840
ITT	2,500	99,125
NOW *	100	2,390
Siemens ADR	800	87,032
Tyco International (B)	2,500	98,450
Vectrus *	111	2,837
Xylem	2,000	74,040

		729,377

INFORMATION TECHNOLOGY — 7.3%
Apple (B)	1,000	125,150
Dolby Laboratories, Cl A (A) (B)	1,500	60,390
Flextronics International *(B)	8,000	92,200
Google, Cl A *(B)	300	164,631
Intuit	1,000	100,330
Mastercard, Cl A	1,000	90,210
Redknee Solutions *	15,000	53,585
Symbility Solutions *	15,000	4,040
Xerox	5,000	57,500

		748,036

MATERIALS — 10.2%
Agnico-Eagle Mines (B)	3,000	90,900
Agrium	1,000	103,630
Altius Minerals	3,000	31,629
Asanko Gold *	10,000	15,000
Barrick Gold (A) (B)	2,500	32,550
Burcon NutraScience *	3,212	8,030
CF Industries Holdings	200	57,494
Detour Gold *	5,000	52,839
Dominion Diamond	6,000	118,260
Goldcorp (B)	1,500	28,245
Golden Star Resources *	80,000	17,600
Ivanhoe Mines, Cl A *	10,000	9,614
Nevsun Resources	20,000	78,400
Orion Engineered Carbons	1,000	19,580
Polaris Materials *	20,000	42,271
Royal Gold	1,000	64,530
ShawCor	2,000	67,717
Silver Wheaton (A) (B)	8,000	157,920
Stornoway Diamond *	20,000	11,272
Turquoise Hill Resources *	10,000	41,600

		1,049,081

TELECOMMUNICATION SERVICES — 0.7%
Vodafone Group ADR (B)	2,181	76,771

TOTAL COMMON STOCK (Cost $6,596,132)		8,390,850

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
APRIL 30, 2015
(Unaudited)

REGISTERED INVESTMENT COMPANIES — 3.5%
	Shares/ Number of Warrants	Value
CLOSED-END FUND — 0.5%
AllianceBernstein Income Fund	5,000	$38,950
Boulder Growth & Income Fund	2,000	17,060

(Cost $55,712)		56,010

EXCHANGE TRADED FUND — 2.6%
iShares 20+ Year Treasury Bond ETF	200	25,190
iShares MSCI Japan Small Cap	500	28,920
iShares MSCI Singapore	1,000	13,680
SPDR S&P Regional Banking ETF (A)	1,000	41,110
Vanguard FTSE Emerging Markets ETF (B)	3,000	131,610
WisdomTree Japan SmallCap Dividend Fund	500	27,585

TOTAL EXCHANGE TRADED FUNDS (Cost $232,800)		268,095

EXCHANGE TRADED NOTE — 0.4%
DB Inverse Japanese Government Bond Futures ETN (Cost $39,485)	2,000	36,180

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $327,997)		360,285

PREFERRED STOCK — 0.1%
CONSUMER DISCRETIONARY — 0.1%
RONA, 5.250% (C) (Cost $15,224)	800	11,803

WARRANT — 0.0%
Stornoway Diamond
Expires 07/08/2016 * (Cost $1,026)	10,000	663

SHORT-TERM INVESTMENT — 6.9%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.040% (D) (Cost $716,505)	716,505	716,505

TOTAL INVESTMENTS — 91.8% (Cost $7,656,884)†		$9,480,106

SECURITIES SOLD SHORT
COMMON STOCK — (4.0)%
CONSUMER DISCRETIONARY — (1.8)%
Under Armour, Cl A *	(2,000)	(155,100)
Zoe’s Kitchen *	(1,000)	(30,630)

		(185,730)

INDUSTRIALS — (0.0)%
Capstone Turbine *	(1,000)	(628)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares/ Contracts	Value
INFORMATION TECHNOLOGY — (2.0)%
GrubHub *	(500)	$(20,585)
Paycom Software *	(6,000)	(189,660)

		(210,245)

UTILITIES — (0.2)%
Vivint Solar *	(1,365)	(19,274)

TOTAL COMMON STOCK (Proceeds $206,498)		(415,877)

REGISTERED INVESTMENT COMPANIES — (0.7)%
CLOSED-END FUND — (0.6)%
PIMCO High Income Fund	(5,000)	(58,600)

EXCHANGE TRADED FUND — (0.1)%
iShares MSCI Austria Capped ETF	(1,000)	(16,870)

TOTAL REGISTERED INVESTMENT COMPANIES (Proceeds $71,263)		(75,470)

TOTAL SECURITIES SOLD SHORT— (4.7)% (Proceeds $277,761) ††		$(491,347)

PURCHASED OPTIONS †††* — 5.8%
Call
Allied New Gold Call
Expires 1/16/2016, Strike Price $3.00	250	—
Barrick Gold Call
Expires 1/16/2016, Strike Price $10.00	15	5,325
Civeo Call
Expires 1/21/2017, Strike Price $7.50	16	880
Denbury Resources Call
Expires 1/16/2016, Strike Price $10.00	30	3,150
Expires 1/21/2017, Strike Price $8.00	40	10,000
Expires 1/21/2017, Strike Price $5.00	44	19,360
Goldcorp Call
Expires 1/16/2016, Strike Price $18.00	20	5,460
MannKind Call
Expires 1/16/2016, Strike Price $5.00	8	512
Penn Virginia Call
Expires 1/16/2016, Strike Price $5.00	10	2,300
Silver Wheaton Call
Expires 1/21/2017, Strike Price $10.00	16	15,520
Sorrento Therapeutics Call
Expires 9/19/2015, Strike Price $15.00	10	50
Turquoise Hill Resources Call
Expires 1/16/2016, Strike Price $2.00	50	1,750

		64,307

Put
3D Systems Put
Expires 1/16/2016, Strike Price $50.00	8	21,240
Expires 1/16/2016, Strike Price $45.00	4	8,600
athenahealth Put
Expires 1/16/2016, Strike Price $135.00	4	8,360
Cheniere Energy Put
Expires 1/16/2016, Strike Price $40.00	5	275
Direxion Daily Mid Capital Bull 3X Shares Put
Expires 7/18/2015, Strike Price $100.00	32	13,760
Direxion Daily Semicondct Bull 3X Put
Expires 1/16/2016, Strike Price $80.00	20	16,600

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
APRIL 30, 2015
(Unaudited)

PURCHASED OPTIONS †††* — continued
	Contracts	Value
Direxion Daily Semiconductors Bull 3x Shares Put
Expires 5/16/2015, Strike Price $130.00	12	$6,876
Expires 5/16/2015, Strike Price $115.00	20	100
Direxion Daily Small Cap Bull 3X Put
Expires 1/16/2016, Strike Price $80.00	16	23,840
Expires 1/16/2016, Strike Price $85.00	2	3,560
Expires 1/16/2016, Strike Price $50.00	2	900
Expires 1/16/2016, Strike Price $75.00	22	28,050
Direxion Daily Small Capital Bull 3X Shares Put
Expires 10/17/2015, Strike Price $65.00	20	12,540
Direxion Daily Technology Bull 3X Shares Put
Expires 7/18/2015, Strike Price $140.00	12	8,880
Facebook Put
Expires 1/16/2016, Strike Price $50.00	5	210
Financial Select Sector SPDR Fund Put
Expires 1/16/2016, Strike Price $25.00	50	9,350
Fuelcell Energy Put
Expires 1/16/2016, Strike Price $2.50	1	125
Guggenheim S&P 500 Equal Weight ETF PUT
Expires 9/19/2015, Strike Price $80.00	20	4,100
iShares MSCI Europe Financials ETF Put
Expires 7/18/2015, Strike Price $22.00	20	1,100
iShares Russell 2000 Growth ETF Put
Expires 11/21/2015, Strike Price $160.00	20	32,600
iShares S&P Small-Capital 600 Growth ETF Put
Expires 10/17/2015, Strike Price $137.00	20	25,600
Michael Kors Holdings Put
Expires 1/16/2016, Strike Price $65.00	5	3,750
Pandora Media Put
Expires 1/16/2016, Strike Price $30.00	5	6,050
Plug Power Put
Expires 1/16/2016, Strike Price $12.00	10	9,400
Expires 1/16/2016, Strike Price $10.00	10	7,650
Powershares QQQ Trust Series 1
Expires 1/16/2016, Strike Price $85.00	20	2,540
ProShares Ultra QQQ Put
Expires 1/16/2016, Strike Price $100.00	10	3,000
Expires 1/16/2016, Strike Price $140.00	20	25,200
Expires 1/16/2016, Strike Price $135.00	20	21,000
ProShares Ultra S&P 500 Put
Expires 1/16/2016, Strike Price $130.00	40	46,200
Expires 1/16/2016, Strike Price $135.00	16	22,080
Expires 1/16/2016, Strike Price $125.00	10	9,900
Expires 1/16/2016, Strike Price $110.00	20	12,500
Expires 1/16/2016, Strike Price $120.00	20	16,700
Rackspace Hosting Put
Expires 1/16/2016, Strike Price $40.00	5	375
Salesforce.com Put
Expires 1/16/2016, Strike Price $50.00	10	1,150
Expires 1/16/2016, Strike Price $35.00	50	750
SolarCity Put
Expires 1/16/2016, Strike Price $40.00	10	2,100
Expires 1/16/2016, Strike Price $45.00	10	3,100
Expires 1/16/2016, Strike Price $35.00	5	725
Expires 1/21/2017, Strike Price $70.00	1	2,085
SPDR S&P 500 ETF Trust Put
Expires 1/16/2016, Strike Price $90.00	2	680
Tesla Motors Put
Expires 1/16/2016, Strike Price $180.00	8	10,200
Expires 1/16/2016, Strike Price $150.00	10	6,030
Expires 1/16/2016, Strike Price $110.00	2	350
Expires 1/21/2017, Strike Price $230.00	8	42,400
Expires 1/21/2017, Strike Price $220.00	4	19,040

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
APRIL 30, 2015
(Unaudited)

PURCHASED OPTIONS †††* — continued
	Contracts	Value
TripAdvisor Put
Expires 1/16/2016, Strike Price $70.00	15	$8,100
Expires 1/16/2016, Strike Price $60.00	5	1,075
Trulia Put
Expires 1/16/2016, Strike Price $30.00	5	100
Twitter Put
Expires 1/16/2016, Strike Price $50.00	5	6,535
Workday Put
Expires 1/16/2016, Strike Price $75.00	8	3,760
Expires 1/16/2016, Strike Price $70.00	4	1,280
Expires 1/16/2016, Strike Price $65.00	20	5,000
Yelp Put
Expires 1/16/2016, Strike Price $50.00	4	5,200

		532,671

TOTAL PURCHASED OPTIONS (Cost $1,107,540)		596,978

WRITTEN OPTIONS †††* — (0.2)%
Call
Bed Bath & Beyond Call
Expires 5/16/2015, Strike Price $80.00	(10)	(50)
Boston Scientific Call
Expires 5/16/2015, Strike Price $15.00	(6)	(1,716)
Dolby Laboratories Call
Expires 6/20/2015, Strike Price $40.00	(15)	(1,800)
Hanesbrands Call
Expires 7/18/2015, Strike Price $35.00	(60)	(660)
Ingersoll-Rand Call
Expires 6/20/2015, Strike Price $67.50	(10)	(1,500)
Movado Group Call
Expires 9/19/2015, Strike Price $30.00	(30)	(7,410)
Phillips 66 Call
Expires 5/16/2015, Strike Price $85.00	(6)	(180)
Silver Wheaton Call
Expires 5/16/2015, Strike Price $22.00	(20)	(100)
SPDR S&P Regional Banking ETF Call
Expires 5/16/2015, Strike Price $42.00	(10)	(130)
Viacom Call
Expires 6/20/2015, Strike Price $67.50	(20)	(6,800)
Whiting Petroleum Call
Expires 6/20/2015, Strike Price $45.00	(14)	(560)

TOTAL WRITTEN OPTIONS (Premiums Received $38,032)		(20,906)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
APRIL 30, 2015
(Unaudited)

Percentages are based on Net Assets of $10,320,722.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Underlying security for a written/purchased option.
(B)	All or a portion of the shares have been committed as collateral for open short positions.
(C)	Floating rate security—Rate disclosed is the rate in effect on April 30, 2015.
(D)	The rate reported is the 7-day effective yield as of April 30, 2015.

†	At April 30, 2015, the tax basis cost of the Fund’s investments, excluding purchased options, written options and securities sold short, was $7,656,884, and the unrealized appreciation and depreciation were $2,465,210 and $(641,988) respectively.
††	At April 30, 2015, the tax basis proceeds of the Fund’s securities sold short, was $277,761, and the unrealized appreciation and depreciation were $980 and $(214,566) respectively.
†††	For the period ended April 30, 2015, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$8,390,850	$—	$—	$8,390,850
Registered Investment Companies	360,285	—	—	360,285
Preferred Stock	11,803	—	—	11,803
Warrant	—	663	—	663
Short-Term Investment	716,505	—	—	716,505
Purchased Options	596,978	—	—	596,978

Total Investments in Securities	$10,076,421	$663	$—	$10,077,084

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stock	$(415,877)	$—	$—	$(415,877)
Registered Investment Companies	(75,470)	—	—	(75,470)
Written Options	(20,906)	—	—	(20,906)

Total Liabilities	$(512,253)	$—	$—	$(512,253)

During the period ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

GRT-QH-002-0900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015